Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by revenue source:

	Nine Months Ended September 30,
	2020	2019
Platform subscription	$72,048	$60,849
Visits	90,936	25,681
Other	21,849	17,295

Total Revenue	$184,833	$103,825

The following table presents the Company’s revenues disaggregated by revenue source:

	Year Ended December 31,
	2018	2019
Platform subscription	$69,208	$83,705
Visits	26,539	40,701
Other	18,208	24,451

Total Revenue	$113,955	$148,857

Summary of Changes in the Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Allowance for doubtful accounts, beginning of the period	$686	$396
Provisions	1,236	717
Write-offs	(589)	(427)

Allowance for doubtful accounts, end of the period	$1,333	$686

Changes in the allowance for doubtful accounts were as follows:

	December 31,
	2018	2019
Allowance for doubtful accounts, beginning of the period	$185	$396
Provisions	211	717
Write-offs	—	(427)

Allowance for doubtful accounts, end of the period	$396	$686

Summary of Significant Changes in the Company's Deferred Revenue
Significant changes in the Company’s deferred revenue balance for the nine months ended September 30, 2020 and the year ended December 31, 2019 were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Total deferred revenue, beginning of the period	$77,386	$93,299
Additions	56,825	85,167
Recognized	(72,407)	(101,080)

Total deferred revenue, end of the period	$61,804	$77,386

Significant changes in the Company’s deferred revenue balance for the years ended December 31, 2018 and 2019 were as follows:

	Year Ended December 31,
	2018	2019
Total deferred revenue, beginning of the period	$106,184	$93,299
Additions	67,329	85,167
Recognized	(80,214)	(101,080)

Total deferred revenue, end of the period	$93,299	$77,386

Current deferred revenue	64,128	66,490
Non-current deferred revenue	29,171	10,896

	$93,299	$77,386

Summary of Contract with Customer Liability Current and Non Current

	September 30, 2020	December 31, 2019
Current deferred revenue	54,324	66,490
Non-current deferred revenue	7,480	10,896

Total deferred revenue, end of the period	$61,804	$77,386